Summary of Common Stock Warrant Activity (Detail) (Warrants [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants [Member]
Number of shares subject to warrants
Beginning Balance	139,729	22,559
Granted		328,700
Exercised		(211,530)
Ending Balance	139,729	139,729	22,559
Exercisable	108,479
Weighted average exercise price
Beginning Balance	$ 1.80	$ 0.76
Granted		$ 1.80
Exercised		$ 1.72
Ending Balance	$ 1.80	$ 1.80	$ 0.76
Exercisable, Ending Balance	$ 1.80
Weighted average remaining contractual term (years)
Ending balance	5 years 7 days	6 years 7 days	8 years 9 months 29 days
Exercisable	5 years 7 days
Aggregate intrinsic value
Aggregate intrinsic value, Beginning Balance	$ 866	$ 23
Exercised		1,290
Aggregate intrinsic value, Ending Balance	1,006	866	23
Exercisable	$ 781